Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Time charter, voyage and port terminal revenues	$ 44,150	$ 37,545
Sales of products	29,080	12,602
Time charter, voyage and port terminal expenses	(9,452)	(9,850)
Direct vessel expenses	(18,224)	(15,907)
Cost of products sold	(26,017)	(11,597)
Depreciation and amortization	(6,093)	(6,802)
General and administrative expenses	(3,070)	(3,634)
Interest expense and finance cost, net	(5,381)	(4,922)
Other (expense) income, net	(2,811)	(742)
Income before income taxes and noncontrolling interest	2,182	(3,307)
Income taxes	3,770	923
Net income	5,952	(2,384)
Less: Net income attributable to the noncontrolling interest	18	2
Net (loss)/income attributable to Navios Logistics' stockholders	$ 5,934	$ (2,386)
Basic and diluted net (losses)/earnings per share attributable to Navios Logistics' stockholders	$ 0.2967	$ (0.1193)
Weighted average number of shares , basic and diluted	20,000	20,000